Trade receivables and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables and other current assets
Trade receivables	$ 31,743	$ 32,886
Deposits and prepayments	4,648	4,274
VAT refundable	7,079	4,962
Other receivables	53	9
Total	$ 43,523	$ 42,131